Risk management and financial instruments (Restated) (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Realized and Unrealized Gains and Losses
Realized and unrealized gains and losses
The total realized and unrealized gains and losses recognized in the Consolidated Statement of Operations relating to our derivative arrangements for the year ended December 31, 2017, 2016 and 2015 are as follows:

	Year ended December 31,
(In US$ millions)	2017	2016	2015
Gains / (losses) recognized in the Consolidated Statement of Operations relating to derivative financial instruments
Interest rate swap agreements not qualified as hedge accounting	(31)	(48)	(104)
Cross currency interest rate swaps not qualified as hedge accounting	46	(20)	(7)
Foreign currency forwards not qualified as hedge accounting	1	—	(9)
TRS agreements	—	(6)	(27)
Other	(5)	—	(3)
Gain / (loss) on derivative financial instruments	11	(74)	(150)

Schedule of Derivatives, by Variable Interest Entities
Below is a summary of the notional amount, fixed interest rate payable and duration of the outstanding principal as at December 31, 2017.

Variable interest entity	Outstanding principal as at December 31, 2017	Receive rate	Pay rate	Length of contract
	(In US$ millions)
SFL Linus Limited (West Linus)	4.0	1 month LIBOR	2.01%	Mar 2014 - Oct 2018
SFL Linus Limited (West Linus)	4.0	2 month LIBOR	2.01%	Mar 2014 - Nov 2018
SFL Linus Limited (West Linus)	144.5	3 month LIBOR	1.77%	Dec 2013 - Dec 2018

Carrying Value and Estimated at Fair Value of Financial Instruments
The carrying value and estimated fair value of our financial instruments that are not measured at fair value on a recurring basis at December 31, 2017 and December 31, 2016 are as follows:

Financial assets

	December 31, 2017		December 31, 2016
(In US$ millions)	Fair value	Carrying value	Fair value	Carrying value
Cash and cash equivalents	1,255	1,255	1,368	1,368
Restricted cash	104	104	75	75
Related party loans receivable - short term	25	25	174	174
Related party loans receivable - long term	522	515	487	487

Financial Instruments Measured at Fair Value on a Recurring Basis
Financial instruments that are measured at fair value on a recurring basis:

	Fair value	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)	December 31, 2017	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities - current asset	124	124	—	—
Convertible debt instrument - non-current asset	52	—	—	52
Total assets	176	124	—	52

	Fair value	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)	December 31, 2016	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities - current assets	110	110	—	—
Interest rate swap contracts – non-current assets	4	—	4	—
Total assets	114	110	4	—

Liabilities:
Interest rate swap contracts – current liabilities	41	—	41	—
Interest rate swap contracts – non-current liabilities	1	—	1	—
Cross currency interest rate swap contracts – current liabilities	194	—	194	—
Total liabilities	236	—	236	—